SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Customer 1	$ 8,874	$ 0	$ 17,859	$ 0
Customer 2	514	0	1,746	0
Other customers	(18)	0	815	29
Total revenue from mining operations	$ 9,370	$ 0	$ 20,420	$ 29